Document and Entity Information	Apr. 10, 2023
Cover [Abstract]
Entity Registrant Name	BIOCEPT INC
Amendment Flag	false
Entity Central Index Key	0001044378
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 10, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-36284
Entity Tax Identification Number	80-0943522
Entity Address, Address Line One	9955 Mesa Rim Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	320-8200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BIOC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false